Share-Based Compensation - RSAs/RSUs Granted To Eligible Persons (Details) - RSAs and RSUs [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of RSAs/RSUs [Abstract]
Unvested, Beginning of Period (in shares)	10,854,232	9,652,231	8,129,220
Granted (in shares)	10,718,971	7,119,505	7,320,443
Vested (in shares)	(6,099,527)	(4,130,583)	(3,864,257)
Forfeited (in shares)	(1,688,983)	(1,786,921)	(1,933,175)
Unvested, End of period (in shares)	13,784,693	10,854,232	9,652,231	8,129,220
Weighted average grant date fair value [Abstract]
Unvested, Beginning of Period (in dollars per share)	$ 90.02	$ 120.48	$ 137.76
Granted (in dollars per share)	48.32	63.46	99.25
Vested (in dollars per share)	93.83	109.11	110.34
Forfeited (in dollars per share)	73.93	116.01	133.12
Unvested, End of period (in dollars per share)	$ 82.18	$ 90.02	$ 120.48	$ 137.76
Additional Disclosures [Abstract]
Weighted average remaining contractual life, Unvested	8 years 8 months 26 days	8 years 10 months 9 days	8 years 9 months 21 days	8 years 5 months 19 days
Aggregate intrinsic value, Unvested	$ 1,462,556	$ 439,596	$ 502,206	$ 1,818,588